NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2018
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 35 - NET OPERATING REVENUE

	12/31/2018	12/31/2017	12/31/2016
		(Reclassified)	(Reclassified)
OPERATING INCOME
Generation
Power supply for distribution companies	13,268,869	15,932,406	14,488,299
Power supply for end consumers	2,319,857	2,554,279	2,484,920
Short-Term Electric Power	1,296,526	1,006,114	927,183
Revenue from operation and maintenance of renewed concessions (b)	2,708,451	2,198,347	2,178,699
Revenue from construction of renewed plants	34,295	52,836	17,939
Financial effect of Itaipu	511,079	626,135	(346,638)
	20,139,077	22,370,117	19,750,402
Transmission
Revenue from operation and maintenance	4,083,948	3,319,935	2,758,611
Construction revenue	673,190	917,447	239,691
Financial - Return on investment	757,745	1,139,816	1,174,703
Financial - Return on investment - RBSE (a)	3,556,391	4,922,827	29,406,261
	9,071,274	10,300,025	33,579,266
Other revenues	869,183	1,041,317	655,851
	30,079,534	33,711,459	53,985,519

(-) Deductions from operating revenue

(-) ICMS	(431,850)	(358,127)	(295,831)
(-)PASEP and COFINS	(3,079,004)	(2,520,542)	(1,933,898)
(-) Sector charges	(1,583,049)	(1,382,248)	(1,346,331)
(-)Other deductions (including ISS)	(9,884)	(9,210)	(9,346)
	(5,103,787)	(4,270,127)	(3,585,406)

Net operating revenue	24,975,747	29,441,332	50,400,113

(a)    RBSE

On December 31, 2018, the estimated updated amounts of the financial assets to be received arising from the expenses relating to investments, expansions and/or improvements to certain assets from the extended transmission concessions are as follows:

	12/31/2018
Transmission	Chesf	Eletronorte	Eletrosul	Furnas	Total
Balance on 12/31/2017	10,868,543	5,544,767	2,145,040	19,679,665	38,238,015
Adjustment for the initial adoption of IFRS 9 (a)	257,689	454,788	55,916	370,152	1,138,545
Receipt of financial asset - amortization	(1,856,228)	(979,881)	(417,552)	(3,401,741)	(6,655,402)
Fair value adjustment - Result effect	1,019,022	630,630	230,230	1,676,509	3,556,391
Total value of the updated financial asset (b)	10,289,026	5,650,304	2,013,634	18,324,585	36,277,549

	12/31/2017
Transmission	Chesf	Eletronorte	Eletrosul	Furnas	Total
Basic network - RBSE - Historical balance	1,187,029	1,732,910	520,332	4,530,060	7,970,331
VNR update - IPCA and remuneration	10,656,553	4,294,043	1,867,332	16,705,452	33,523,380
Receipt of financial asset	(975,039)	(482,186)	(242,624)	(1,555,847)	(3,255,696)
Total value of the updated financial asset (b)	10,868,543	5,544,767	2,145,040	19,679,665	38,238,015

Result effect - 01/01/2017 to 12/31/2017
Operating revenue	1,278,835	698,370	271,205	2,674,417	4,922,827
Provision of RPJ/CSLL	(434,804)	(237,446)	(92,210)	(909,302)	(1,673,762)
Net effect	844,031	460,924	178,995	1,765,115	3,249,065

(a) Further details in note 3.1.2 item a.

(b) Further details in note 16.

The preceding accounts were calculated considering the interpretation with respect to MME Decree 120/2016 and ANEEL Technical Note No. 336/2016.

As a result of the transfer of RBSE’s costs to consumers, the Brazilian Association of Large Industrial Energy Consumers and Free Consumers (ABRACE) filed a lawsuit against ANEEL and the Federal Government, questioning the compensations to the transmission companies that renewed concessions in advance in 2013.

On April 10, 2017, an injunction was issued, without judgment of merit, in favor of ABRACE in the scope of the aforementioned lawsuit to the ABRACE litigation demanding that “ANEEL exclude the so-called “remuneration” parcel of the Transmission System Use Rate - TUST, calculated on reversible assets, not yet amortized or depreciated, as set forth in article 15, paragraph 2, of Law No. 12,783/2013, since only the update should be levied on the amount.”

Thus, in compliance with the preliminary decision, ANEEL recalculated a new RAP for the 2017-2018 rate cycle, between July 1, 2017 and June 30, 2018. However, the exclusion of the parcel subject to the injunction (remuneration exceeding inflation from January 2013) was extended to all users of the transmission system and not only to the claimants, due to the impracticability alleged by ANEEL of segregating the rate components and due to the irreversibility of the effects provoked, according to ANEEL Order No. 1,779 of June 20, 2017.

In view of the foregoing and in compliance with the aforementioned injunction, based on the amounts approved by ANEEL, of the non-amortized reversible assets set forth in article 15, paragraph 2, of Law No. 12,83/2013, in the criteria established by Normative Resolution No. 762, of 2017, and Order No. 1,779, of 2017, the cost of capital described in MME Decree No. 120 of 2016 was calculated, and it became part of the RAP of the transmission concessionaires covered by Law No. 12,783, of 2013, from the 2017-2018 cycle. These amounts are shown in ANEEL Technical Note No. 183/2017 of June 22, 2017.

Based on the legal opinion from external lawyers, the Company understands that the decisions taken so far do not interfere with the right to receive the remuneration of the assets, established by Law No. 12,973/2013 and MME Decree No. 120/2016, which granted the right to receive such amounts.

The Company remeasured in accordance with IFRS 9 the financial assets related to RBSE at their fair value according to note 4 item IX.

(b)    Improvement GAG

On July 17, 2018, ANEEL Resolution No. 2,421/2018 was published, in which the Annual Generation Revenue - RAG for the 2018-2019 cycle was stipulated for generation assets renewed by Law No. 12,783 of 2013.

Within the new revenue of RAG, there is the Generation Assets Management (Improvement GAG) parcel that is intended to cover the costs of operation and maintenance of hydroelectric power plants.

The Company assessed the requirements for applying IFRS 15 - Revenue from contract with customer, especially in the identification of a performance obligation, for this operation. In light of the Resolution, the Company is of the understanding that the performance obligation is the maintenance of availability and the necessary investments to maintain the indices accepted by the regulator. The Company also understands that since this is a remuneration provided to infrastructure assets whose control is held and the price is determined by the granting authority, the accounting model to be followed is IFRIC 12.

The GAG improvement amounts approved by ANEEL are divided between Chesf (R$ 678,347), Furnas (R$ 346,057) and Eletronorte (R$ 9,307) totaling R$ 1,033,712.

Between July and December 2018, the Company recognized as GAG improvement the amount of R$ 516,856.